SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)										6 Months Ended		12 Months Ended
	Dec. 28, 2023	Jan. 10, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	May 11, 2022	Jan. 08, 2022	Sep. 28, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Oct. 10, 2023
Class of Stock [Line Items]
Common stock shares authorized													50,000		50,000
Common stock, par value													$ 1		$ 1
Aggregate value of shares issued													$ 1
Common stock shares													10,000		10,000
Ordinary shares, shares outstanding													10,000		10,000
Ms Ding [Member]
Class of Stock [Line Items]
Issuance of ordinary shares through public offering, shares							1
share issued price per share							$ 1
Four Minority Shareholders [Member]
Class of Stock [Line Items]
share issued price per share																$ 1.00
Common stock shares																1,500
Company allotment shares																8,499
Related Party [Member]
Class of Stock [Line Items]
Due to related party amount converted													$ 85,797		$ 588,908
Alpha Time Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										1,000,000		1,000,000		1,000,000
Preferred stock, par value										$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued										0		0		0
Preferred stock, shares outstanding										0		0		0
Common stock shares authorized								200,000,000		200,000,000		200,000,000		200,000,000
Common stock, par value								$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Issuance of ordinary shares through public offering, shares	2,160,774					5,800
Common stock voting rights								Holders of ordinary shares are entitled to one vote for each share		Holders of Class A and Class B ordinary shares were entitled to one vote for each share
Sale of stock number of shares issued in transaction					115,500
share issued price per share		$ 10.18	$ 10.18		$ 2.00
Sale of stock value issued			$ 70,242,000		$ 231,000
Common stock shares										2,134,200		2,134,200		1,725,000
Ordinary shares, shares outstanding	6,873,426									2,134,200		2,134,200		1,725,000
Temporary equity, shares issued										4,739,226		6,900,000
Proceeds from sale of private units											$ 4,092,000	$ 4,092,000
Alpha Time Acquisition Corp [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock, par value					$ 0.0001
Issuance of ordinary shares through public offering, shares					6,000,000
Sale of stock price per share					$ 10.00					$ 10.00		$ 10.00
Proceeds from initial public offering					$ 60,000,000
share issued price per share										$ 10.18		$ 10.18
Alpha Time Acquisition Corp [Member] | Private Placement [Member]
Class of Stock [Line Items]
Proceeds from initial public offering					$ 4,092,000
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issuance of ordinary shares through public offering, shares			900,000	900,000	900,000
Sale of stock price per share			$ 10.00	$ 10.00
Proceeds from initial public offering		$ 9,000,000	$ 9,000,000
Sale of stock number of shares issued in transaction				900,000
Proceeds from sale of stock		$ 9,000,000	$ 9,000,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Class of Stock [Line Items]
Issuance of ordinary shares through public offering, shares								287,500
Sale of stock price per share				$ 2.00
Sale of stock number of shares issued in transaction				17,325				287,500
Due to related party amount converted				$ 352,350
Additional amount deposited by underwriter on behalf of related party				$ 34,650
Ordinary shares, shares outstanding								1,725,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares through public offering, shares				409,200
Aggregate value of shares issued				$ 4,092,000
Sale of stock price per share		$ 10.00	$ 10.00		$ 10.00
Sale of stock number of shares issued in transaction		38,700	38,700	38,700	370,500
Proceeds from sale of stock			$ 387,000		$ 3,705,000
share issued price per share				$ 10.00
Proceeds from sale of private units		$ 387,000	$ 387,000		$ 3,705,000
Alpha Time Acquisition Corp [Member] | Related Party [Member]
Class of Stock [Line Items]
Due to related party amount converted				$ 352,350
Alpha Time Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized										200,000,000		200,000,000
Common stock, par value								$ 0.0001		$ 0.0001		$ 0.0001
Ordinary stock shares cancelled								200,000,000
Alpha Time Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized										20,000,000		20,000,000
Common stock, par value								$ 0.0001		$ 0.0001		$ 0.0001
Issuance of ordinary shares through public offering, shares								1,437,500	1,437,500
Aggregate value of shares issued									$ 25,000
Common stock subject to forfeiture									187,500
Percentage of issued and outstanding ordinary shares									20.00%
Ordinary stock shares cancelled								20,000,000
Number of shares in issue were repurchased								1,437,500
Alpha Time Acquisition Corp [Member] | Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Sale of stock number of shares issued in transaction									1,437,500
Proceeds from sale of stock									$ 25,000